Reserves - Movements in reserves (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reserves
Balance at beginning of year		$ 1,763,134	$ 1,509,682	$ 1,507,920
New Standards adjustment	[1]		(246)
Balance as of January 1, 2018			1,762,888
Effective portion of changes in fair value of cash flow hedges		(258)	2,667	(6,522)
Recycled loss of cash flow hedges reclassified to profit or loss			4,368	23,514
Share-based compensation, net of accrued dividend		4,434	4,104	3,597
Settlement of share-based compensation		682	949	53
Actuarial loss		(51)		(23)
Balance at the end of the year		1,983,122	1,763,134	1,509,682
Reserves
Reserves
Balance at beginning of year		18,347	10,160	(8,829)
New Standards adjustment	[1]		(436)
Balance as of January 1, 2018			17,911
Effective portion of changes in fair value of cash flow hedges		(258)	2,667	(6,522)
Recycled loss of cash flow hedges reclassified to profit or loss			4,368	23,514
Share-based compensation, net of accrued dividend		4,434	4,104	3,597
Settlement of share-based compensation		(3,074)	(2,952)	(1,577)
Actuarial loss		(51)		(23)
Balance at the end of the year		18,962	18,347	10,160
Hedging | Reserves
Reserves
Balance at beginning of year		(142)	(7,177)	(24,169)
New Standards adjustment			(436)
Balance as of January 1, 2018			(578)
Effective portion of changes in fair value of cash flow hedges		(258)	2,667	(6,522)
Recycled loss of cash flow hedges reclassified to profit or loss			4,368	23,514
Balance at the end of the year		(836)	(142)	(7,177)
Employee Benefits | Reserves
Reserves
Balance at beginning of year		(105)	(105)	(82)
Balance as of January 1, 2018			(105)
Actuarial loss		(51)		(23)
Balance at the end of the year		(156)	(105)	(105)
Share-based compensation reserve | Reserves
Reserves
Balance at beginning of year		18,594	17,442	15,422
Balance as of January 1, 2018			18,594
Share-based compensation, net of accrued dividend		4,434	4,104	3,597
Settlement of share-based compensation		(3,074)	(2,952)	(1,577)
Balance at the end of the year		$ 19,954	$ 18,594	$ 17,442

[1]	Adjusted so as to reflect certain amendments introduced due to the adoption of IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments, which became effective on January 1, 2018 (Note 2).